Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Income Taxes
Income Taxes

15. Income Taxes

        Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. We evaluate the recoverability of our deferred tax assets by scheduling the expected reversals of deferred tax assets and liabilities in order to determine whether net operating loss carry forwards are recoverable prior to expiration in accordance with ASC Topic 740. We determined that neither expected reversals of these deferred tax assets and liabilities nor future earnings or other assumptions assured recoverability of all of our net operating loss carry forwards prior to their expiration and accordingly established a valuation allowance in the third quarter of 2010. The April 1, 2011 acquisition of Emergent Group resulted in larger deferred tax liabilities than deferred tax assets due to opening balance sheet deferred tax liabilities recorded for intangibles and fixed assets. This discrete event had the one-time effect of reducing our valuation allowance by approximately $8.3 million on that date, though this amount was offset by approximately $5.8 million of additional valuation allowance resulting during the six months ended June 30, 2011. In future reporting periods, we will continue to assess the likelihood that deferred tax assets will be realizable.

        Reconciliations between the Company's effective income tax rate and the U.S. statutory rate follow:

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Statutory U.S. Federal income tax rate	(35.0)%	(35.0)%	(35.0)%	(35.0)%
State income taxes, net of U.S. Federal income tax	(4.6)	(4.8)	(3.5)	(4.8)
Permanent items	1.1	1.6	2.5	1.4
Valuation allowance	(52.3)	0.0	(16.8)	0.0
Other	5.3	4.9	3.2	4.0

Effective income tax rate	(85.5)%	(33.3)%	(49.6)%	34.4%

        At June 30, 2011, the Company had available unused federal net operating loss carryforwards of approximately $144.5 million. The net operating loss carryforwards will expire at various dates from 2020 through 2030.

12. Income Taxes

        The provision (benefit) for income taxes consists of the following:

	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
Current—State	$291	$221	$142
Current—Federal	—	57	—
Deferred	1,401	(11,767)	(15,501)

	$1,692	$(11,489)	$(15,359)

        Reconciliations between the Company's effective income tax rate and the U.S. statutory rate follow:

	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
Statutory U.S. Federal income tax rate	(35.0)%	(35.0)%	(35.0)%
State income taxes, net of U.S. Federal income tax	(4.0)	(4.8)	(4.8)
Valuation allowance	42.2	—	—
Permanent items	1.0	0.7	0.5
Deferred item adjustments	2.0	0.9	(0.2)

Effective income tax rate	6.2%	(38.2)%	(39.5)%

        The components of the Company's overall deferred tax assets and liabilities at December 31, 2010 and 2009, are as follows:

(in thousands)	December 31, 2010	December 31, 2009
Deferred tax assets
Accounts receivable	$780	$975
Accrued compensation and pension	7,701	5,194
Inventories	335	327
Other assets	3,836	3,867
Unrealized loss on cash flow hedge	6,372	8,472
Unrealized loss on pension	2,818	2,533
Net operating loss carryforwards	50,263	53,094

Deferred tax assets	72,105	74,462
Valuation Allowance	(11,958)	—

Deferred tax assets	60,147	74,462

Deferred tax liabilities
Accelerated depreciation and amortization	(118,403)	(129,561)
Prepaid assets	(692)	(189)

Total deferred tax liabiliites	(119,095)	(129,750)

Net deferred tax liability	$(58,948)	$(55,288)

        At December 31, 2010, the Company had available unused federal net operating loss carryforwards of approximately $134.7 million. The net operating loss carryforwards will expire at various dates from 2020 through 2030.

        We evaluate the recoverability of our deferred tax assets by scheduling the expected reversals of deferred tax assets and liabilities in order to determine whether net operating loss carry forwards are recoverable prior to expiration. During 2010, we determined that it was no longer more likely than not that all of our net operating loss carry forwards will be recovered prior to their expiration based on the expected reversals of these deferred tax assets and liabilities, future earnings, or other assumptions. Accordingly, we established a valuation allowance of $12.0 million to recognize this uncertainty and, in future reporting periods, will continue to assess the likelihood that deferred tax assets will be realizable.

        Under the Code, certain corporate stock transactions into which the Company has entered or may enter in the future could limit the amount of net operating loss carryforwards which may be utilized on an annual basis to offset taxable income in future periods.

        ASC Topic 740 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC Topic 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

        Our evaluation was performed for the tax years ended December 31, 2010, 2009 and 2008 the tax years that remain subject to examination by major tax jurisdictions as of December 31, 2010. We do not believe there will be any material changes in our unrecognized tax positions over the next twelve months.

        A reconciliation of the beginning and ending amount of unrecognized tax benefit for the years ended December 31, 2010, 2009 and 2008:

(in thousands)
Unrecognized tax benefits balance at January 1, 2008	$2,100
Gross increases for tax positions in 2008	—

Unrecognized tax benefits balance at December 31, 2008	$2,100
Gross increases for tax positions in 2009	—

Unrecognized tax benefits balance at December 31, 2009	2,100
Gross increases for tax positions in current period	—

Unrecognized tax benefits balance at December 31, 2010	$2,100

        All of the unrecognized tax benefits at December 31, 2010 would affect the remaining balance attributable to the Transaction in accordance with ASC Topic 740.